Expense Example - StrategicAdvisersFidelityInternationalFund-PRO - StrategicAdvisersFidelityInternationalFund-PRO - Strategic Advisers Fidelity International Fund - Strategic Advisers Fidelity International Fund
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 51
3 years	172
5 years	350
10 years	$ 867